Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Accumulated other comprehensive income loss [Line Items]
Beginning Balance		$ (2,801)	$ (10,681)	$ (7,837)
Net unrealized gain (loss) arising from the year			11,431	(11,209)
Reclassification adjustment for (gains) loss included in the profit of the year	[1]	2,483	(3,551)	8,365
Change in fair value for revaluation by debt instrument, net of hedging		604
Change in fair value for revaluation by equity instrument, net of hedging		187	0	0
Foreign currency translation adjustment, net		(60)
Exchange difference in conversion of foreign operating currency		1,550	0	0
Other comprehensive income (loss) from the year		4,764	7,880	(2,844)
Ending Balance		1,963	(2,801)	(10,681)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Accumulated other comprehensive income loss [Line Items]
Beginning Balance		(853)	(8,931)	(6,817)
Net unrealized gain (loss) arising from the year			7,048	(6,267)
Reclassification adjustment for (gains) loss included in the profit of the year	[1]	84	1,030	4,153
Change in fair value for revaluation by debt instrument, net of hedging		612
Change in fair value for revaluation by equity instrument, net of hedging		(228)
Foreign currency translation adjustment, net		0
Exchange difference in conversion of foreign operating currency		0
Other comprehensive income (loss) from the year		468	8,078	(2,114)
Ending Balance		(385)	(853)	(8,931)
Derivative financial instruments [Member]
Disclosure of Accumulated other comprehensive income loss [Line Items]
Beginning Balance		(1,948)	(1,750)	(1,020)
Net unrealized gain (loss) arising from the year			4,383	(4,942)
Reclassification adjustment for (gains) loss included in the profit of the year	[1]	2,399	(4,581)	4,212
Change in fair value for revaluation by debt instrument, net of hedging		(8)
Change in fair value for revaluation by equity instrument, net of hedging		415
Foreign currency translation adjustment, net		0
Exchange difference in conversion of foreign operating currency		0
Other comprehensive income (loss) from the year		2,806	(198)	(730)
Ending Balance		858	(1,948)	(1,750)
Foreign currency translation adjustments [Member]
Disclosure of Accumulated other comprehensive income loss [Line Items]
Beginning Balance		0	0	0
Net unrealized gain (loss) arising from the year
Reclassification adjustment for (gains) loss included in the profit of the year	[1]	0	0	0
Change in fair value for revaluation by debt instrument, net of hedging		0
Change in fair value for revaluation by equity instrument, net of hedging		0
Foreign currency translation adjustment, net		(60)
Exchange difference in conversion of foreign operating currency		1,550
Other comprehensive income (loss) from the year		1,490	0	0
Ending Balance		$ 1,490	$ 0	$ 0

[1]	Reclassification adjustments include amounts recognized in profit of the year that had been part of other comprehensive income (loss) in this and previous years.